Segment Reporting (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Segment Reporting [Abstract]
Number of operating segment	1
Application development service revenue	$ 1,247,232	$ 1,604,933